Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders’ Deficit [Abstract]
Equity [Text Block]

Note 7 — Shareholders’ Deficit

Ordinary shares

Class A Ordinary shares — The Company is authorized to issue 200,000,000 Class A Ordinary shares with a par value of $0.0001 per share. At September 30, 2023 and December 31, 2022, there were no (excluding 2,425,969 and 20,000,000 shares subject to possible redemption at September 30, 2023 and December 31, 2022 respectively) Class A Ordinary shares issued and outstanding.

On January 20, 2023, The Company held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which shareholders properly elected to redeem an aggregate of 16,988,575 Class A Ordinary Shares at a redemption price of approximately $10.32 per share (the “Redemption”), for an aggregate redemption amount of approximately $175,285,892. Following such redemptions, approximately $31,461,507 remained in the Company’s trust account.

On July 19, 2023, The Company held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which shareholders properly elected to redeem an aggregate of 585,456 Class A Ordinary Shares at a redemption price of approximately $10.92 per share (the “Redemption”), for an aggregate redemption amount of approximately $6,395,800. Following such redemptions, approximately $26,502,440 remained in the Company’s trust account.

Class B Ordinary shares — The Company is authorized to issue 20,000,000 Class B Ordinary shares with a par value of $0.0001 per share. Holders of Class B Ordinary shares are entitled to one vote for each share. As of September 30, 2023 and December 31, 2022, there were 5,000,000 Class B Ordinary shares issued and outstanding after giving effect to the forfeiture of 750,000 Class B Ordinary shares.

Holders of Class A Ordinary shares and holders of Class B Ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders.

The Class B Ordinary shares will automatically convert into Class A Ordinary shares at the time of a Business Combination at a ratio such that the number of Class A Ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A Ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A Ordinary shares or equity-linked securities exercisable for or convertible into Class A Ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B Ordinary shares convert into Class A Ordinary shares at a rate of less than one-to-one.

Preferred Shares — The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2023 and December 31, 2022, there were no preferred share issued or outstanding.

Note 7 — Shareholders’ Deficit

Ordinary shares

Class A Ordinary shares — The Company is authorized to issue 200,000,000 Class A Ordinary shares with a par value of $0.0001 per share. At December 31, 2022 and December 31, 2021, there were no (excluding 20,000,000 Class A Ordinary shares subject to possible redemption) Class A Ordinary shares issued and outstanding.

Class B Ordinary shares — The Company is authorized to issue 20,000,000 Class B Ordinary shares with a par value of $0.0001 per share. Holders of Class B Ordinary shares are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, there were 5,000,000 Class B Ordinary shares issued and outstanding after giving effect to the forfeiture of 750,000 Class B Ordinary shares.

Holders of Class A Ordinary shares and holders of Class B Ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders.

The Class B Ordinary shares will automatically convert into Class A Ordinary shares at the time of a Business Combination at a ratio such that the number of Class A Ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A Ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A Ordinary shares or equity-linked securities exercisable for or convertible into Class A Ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B Ordinary shares convert into Class A Ordinary shares at a rate of less than one-to-one.

Preferred Shares — The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and December 31, 2021, there were no preferred share issued or outstanding.